Lease Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Apr. 06, 2012
Leases Disclosure [Line Items]
Lease agreement expiration date	Oct. 06, 2017
Lease term	10 years
Security deposit for lease	$ 450,000	$ 450,000		$ 450,000	$ 250,000
Equipment under these capital leases, cost	49,601
Equipment under these capital leases, accumulated depreciation	16,534
Rent Expense	516,173	517,667	546,169
Minimum
Leases Disclosure [Line Items]
Periodic rent increases per square foot per year	1
Maximum
Leases Disclosure [Line Items]
Periodic rent increases per square foot per year	$ 2